Business combinations (Acquisition from Taishan Power) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Disclosure of detailed information about business combination [line items]
Cash consideration paid for acquisition of subsidiaries, net of cash acquired	¥ 674,845	¥ 10,817,107		¥ (157,421)
Acquisition from Taishan Power [member]
Disclosure of detailed information about business combination [line items]
Total consideration	1,172,508
Non-controlling interests	276,713
Less: Fair value of total identifiable net assets	1,218,003
Goodwill	231,218
Total consideration	1,172,508
Less: Bank balances and cash of acquirees	122,699
Cash consideration paid for acquisition of subsidiaries, net of cash acquired	¥ 1,049,809

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).